Debt (Details) (USD $)	9 Months Ended				0 Months Ended	9 Months Ended	0 Months Ended
	Sep. 30, 2012 Revolving Credit Facility		Mar. 30, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Sep. 14, 2012 Senior Notes	Sep. 30, 2012 Senior Notes	Sep. 14, 2012 Senior Notes Prior to October 1, 2015	Sep. 14, 2012 Senior Notes On or after October 1, 2016	Sep. 14, 2012 Senior Notes On or after October 1, 2017
Line of Credit Facility
Available borrowing capacity			$ 300,000,000	$ 150,000,000
Maximum borrowing capacity			450,000,000
Collateral, Revolving Credit Facility	The Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of our subsidiaries and secured by substantially all of our assets.
Borrowing capacity, description	Borrowings are available under the Revolving Credit Facility up to the total available revolving capacity of the facility.
Amount outstanding	0
Letters of credit, amount outstanding	300,000
Unused credit availability	299,700,000
Remaining percentage of eligible borrowing base	99.00%
Maturity date	Apr. 25, 2014
30 day Eurodollar (LIBOR) Rate	0.21%	[1]
Eurodollar Margin	2.50%	[1]
Base Rate	3.25%	[1]
Base Rate Margin	1.50%	[1]
Commitment Fee (unused portion)	0.50%	[1]
Senior Notes
Aggregate principal amount					$ 350,000,000
Interest rate					5.875%
Maturity date						Oct. 01, 2020
Redemption price, percentage							105.875%	2.938%	1.469%
Percentage redemption with equity proceeds							35.00%
Collateral, Senior Notes					The Senior Notes are unsecured and guaranteed by all of our domestic subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer of the Senior Notes.

[1]	We have the option to elect if the borrowings will bear interest at either a base rate plus the base rate margin, or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.